Stock-Based Compensation - Summary of Weighted-Average Grant-Date Fair Value of Stock Options Granted and Intrinsic Value of Stock Options Exercised (Details) - USD ($)
$ / shares in Units, $ in Millions
12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Share-based Compensation [Abstract]
Weighted-average grant-date fair value per share		$ 5.71
Total intrinsic value of stock options exercised (in millions)	$ 4.4	$ 3.3	$ 24.9